Debt (Q2) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2017	Dec. 20, 2017	Sep. 28, 2017
Promissory Note - One [Member]
Debt Instrument [Line Items]
Face amount of note			$ 200,000
Maturity date	Sep. 30, 2018
Stated interest rate			0.00%
Promissory Note - Two [Member]
Debt Instrument [Line Items]
Face amount of note		$ 150,000
Maturity date	Dec. 20, 2018
Stated interest rate		0.00%